Fair Value of Financial Instruments (Details) - Tradeweb Markets LLC - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Fair Value of Financial Instruments
Total assets measured at fair value	$ 113,180	$ 127,927
Money market funds
Fair Value of Financial Instruments
Money market funds	113,180	127,927
Level 1
Fair Value of Financial Instruments
Total assets measured at fair value	113,180	127,927
Level 1 | Money market funds
Fair Value of Financial Instruments
Money market funds	$ 113,180	$ 127,927